Funding debts - Terms of the funding debts borrowed and asset-backed securities (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Funding debts
Weighted average interest rate on funding debts	11.00%	14.80%	9.10%